NOTE 6: ACQUISITION OF KAI MEDICAL (Details 1) - Kai Medical	12 Months Ended
Dec. 31, 2020 USD ($)
Lease 1
Statement Line Items [Line Items]
Remaining term (months)	20 months
Incremental borrowing rate	5.50%
Fair value on acquisition	$ 60,145
Lease 1 | Minimum
Statement Line Items [Line Items]
Monthly payments	3,050
Lease 1 | Maximum
Statement Line Items [Line Items]
Monthly payments	$ 3,250
Lease 2
Statement Line Items [Line Items]
Remaining term (months)	5 months
Monthly payments	$ 2,850
Incremental borrowing rate	5.50%
Fair value on acquisition	$ 14,039
Lease 3
Statement Line Items [Line Items]
Remaining term (months)	55 months
Monthly payments	$ 2,554
Incremental borrowing rate	5.50%
Fair value on acquisition	$ 122,536
Lease 4
Statement Line Items [Line Items]
Remaining term (months)	55 months
Monthly payments	$ 2,041
Incremental borrowing rate	5.50%
Fair value on acquisition	$ 97,949